REVENUE (Tables)	6 Months Ended
Jun. 30, 2025
Revenue
Schedule of Type of customers

	For the six months ended June 30,
	2024	2025
	$US	$US
	(Unaudited)
Third-party sales	8,508,295	15,153,800
Related-party sales	7,721,659	9,549,460
Total	16,229,954	24,703,260

Schedule of revenues geographic areas

	For the six months ended June 30,
	2024	2025
	$US	$US
	(Unaudited)
China	11,339,341	14,408,350
Taiwan, China	2,699,665	7,307,742
Singapore	1,292,507	2,138,880
America	341,958	422,339
Others	556,483	425,949
Total	16,229,954	24,703,260